UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22853

StoneCastle Financial Corp.
(Exact name of registrant as specified in charter)

152 West 57th Street, 35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Joshua S. Siegel
StoneCastle Financial Corp.
152 West 57th Street, 35th Floor
New York, NY 10019
(Name and address of agent for service)

Copies of Communications to:

John P. Falco, Esq.

Pepper Hamilton LLP

3000 Two Logan Square / Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

(215) 981-4659

Registrant’s telephone number, including area code: (212) 354-6500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

StoneCastle Financial Corp.
Schedule of Investments

As of September 30, 2014 (unaudited)

Company(1)	Investment	# of Shares/Par Amount ($)	Market Value
Long-Term Investments – 126.6%
Preferred Securities – 85.6%
Preferred Stock – 83.8%
Banking – 83.8%
Astoria Financial Coporation	Depositary Shares, Each Representing a 1/40th Interest in a Share of 6.50% Non-Cumulative Perpetual Preferred Stock, Series C	20,331	$494,857
Bank of America Corporation	Depositary Shares, Each Representing a 1/1,000th Interest in a Share of 6.625% Non-Cumulative Preferred Stock, Series I	38,684	993,792
Blue Ridge Bancshares, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$200,000	194,000
BNCCORP, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$13,750,000	13,754,580
Chicago Shore Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$6,400,000	6,340,267
Chicago Shore Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$150,000	150,200
Citigroup Inc.	Depositary Shares, Each Representing a 1/1,000th Interest in a share of 7.125% Fixed Rate Non-Cumulative Preferred Stock, Series J	180,222	4,817,334
Community First Bancshares, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$7,250,000	7,172,667
Community First Bancshares, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$400,000	397,333
CommunityWest Bancshares	Fixed Rate Cumulative Perpetual Preferred Stock Series A, 9%	$1,925,000	1,914,172
EverBank Financial Corp.	Depositary Shares, Each Representing a 1/1,000th Interest in a Share of 6.75% Non-Cumulative Preferred Stock, Series A	39,904	987,624
Farmers Capital Bank Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$5,000,000	4,950,000
FFW Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$339,000	327,983
Fidelity Financial Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$3,607,000	3,597,983
Fidelity Financial Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$293,000	292,268
First Community Financial Partners	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, (5% through 2/14/2015, 9% thereafter)	$2,176,000	2,088,960
First Community Financial Partners	Fixed Rate Cumulative Perpetual Preferred Stock, Series C, 9%	$108,000	106,650
First National Corp.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$916,000	902,260
First Priority Financial Corp.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$9,000	8,775

1	StoneCastle Financial Corp.	See notes to Schedule of Investments

Company(1)	Investment	# of Shares/Par Amount ($)	Market Value

Banking (continued)
First Republic Bank	Depositary Shares, Each Representing a 1/40th Interest in a Share of 6.70% Non-Cumulative Perpetual Preferred Stock, Series A	38,285	$974,736
First Republic Bank	Depositary Shares, Each Representing a 1/40th Interest in a Share of 6.20% Non-Cumulative Perpetual Preferred Stock, Series B	19,631	486,456
First Republic Bank	Depositary Shares, Each Representing a 1/40th Interest in a Share of 5.625% Non-Cumulative Perpetual Preferred Stock, Series C	21,312	486,979
First Republic Bank	Depositary Shares, Each Representing a 1/40th Interest in a Share of 7.00% Non-Cumulative Perpetual Preferred Stock, Series E	13,014	343,309
HMN Financial Corp., Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$5,398,000	5,350,768
HSBC USA Inc.	Depositary Shares, Each Representing a 1/40th Interest in a Share of 6.50% Non-Cumulative Preferred Stock, Series H	78,186	1,960,905
HSBC USA Inc.	Cumulative Preferred Stock, Series Z, 5.715%	1,600	79,440
Katahdin Bankshares Corp.	Floating Rate Non-Cumulative Preferred Stock, Series D, 8.75%	$10,000,000	10,000,000
Marquette National Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$3,514,000	3,452,505
Marquette National Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$175,000	171,938
National Bancshares, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series T1, 9%	$6,500,000	6,353,750
National Bancshares, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series T2, 9%	$1,000,000	977,500
Old Second Bancorp, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$4,000,000	3,780,000
Old Second Bancorp, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$1,772,000	1,674,540
Premier Financial Bancorp, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, (5% through 11/14/2014, 9% thereafter)	$971,000	964,527
Tennessee Valley Financial Holdings Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$100,000	104,625
Tennessee Valley Financial Holdings Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$49,000	59,964
The Queensborough Company	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$250,000	247,500

	Subtotal - Preferred Stock		86,961,147
Convertible Preferred Stock – 1.8%
Banking – 1.8%
First Citizens Banc Corp.	Depositary Shares, Each Representing a 1/40th Interest in a 6.50% Non-Cumulative Redeemable Convertible Perpetual Preferred Share, Series B	59,001	1,843,781

	Subtotal - Convertible Preferred Stock		1,843,781
	Total Preferred Securities		88,804,928

See notes to Schedule of Investments	StoneCastle Financial Corp.	2

Company(1)	Investment	# of Shares/Par Amount ($)	Market Value
Debt Securities – 21.8%
Banking – 21.8%
MMCapSSM Funding I, Ltd./ MMCapSSM Funding I, Inc.	Fixed Rate Mezzanine Notes, Due 6/15/2030, 8.39%, 144A(2)	$8,489,297	$6,229,022
Preferred Term Securities, Ltd./Preferred Term Securities, Inc.	Fixed Rate Mezzanine Notes, Due 9/15/2030, 9.74%, 144A(2)	$16,652,278	16,402,493
	Total Debt Securities		22,631,515
Trust Preferred Securities – 15.6%
Banking – 15.6%
Countrywide Capital Trust IV	6.75% Trust Preferred Security	38,562	982,945
Deutsche Bank Contingent Capital Trust V	8.05% Trust Preferred Security	139,196	3,962,911
JPMorgan Chase Capital Trust XXIX	6.70% Trust Preferred Security, Series CC	113,818	2,909,188
Merrill Lynch Preferred Capital Trust III	7.00% Trust Preferred Security	28,284	724,070
Merrill Lynch Preferred Capital Trust IV	7.12% Trust Preferred Security	38,264	983,385
Merrill Lynch Preferred Capital Trust V	7.28% Trust Preferred Security	76,206	1,965,353
Morgan Stanley Capital Trust VII	6.60% Trust Preferred Security	78,081	1,968,422
Morgan Stanley Capital Trust VIII	6.45% Trust Preferred Security	78,069	1,964,216
PrivateBancorp Capital Trust IV	10.00% Trust Preferred Security	27,856	738,184
	Total Trust Preferred Securities		16,198,674
Equity Securities – 3.6%
Banking – 3.6%
Happy Bancshares, Inc.(3)	Common stock	44,000	1,001,000
Middleburg Financial Corporation	Common stock	14,220	252,263
Pioneer Bancshares, Inc.(3)	Common stock	83,400	1,501,200
Priam Capital Fund I, L.P.(3)	Limited partnership	$1,000,000	1,000,000
	Total Equity Securities		3,754,463
	Total Long Term Investments (Cost $132,697,966)		131,389,580
Short-Term Investments – 6.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio	Institutional Share Class	6,239,710	6,239,710
	Total Short-Term Investments (Cost $6,239,710)		6,239,710
	Total Investments (Cost $138,937,676)(4)(5)† — 132.6%		137,629,290
	Other assets and liabilities, net — (32.6)%(6)		(33,876,420)
	Total Net Assets — 100.0%		$103,752,870
(1)	We do not “control” and are not an “affiliate” of any of our portfolio companies, each as defined in the Investment Company Act (the “1940 Act”).
(2)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.
(3)	Currently non-income producing security.
(4)	Cost values reflect accretion of original issue discount or market discount, and amortization of premium.
(5)	Investments are income producing assets unless otherwise noted by footnote (3).
(6)	Includes $38 million in bank loan from Texas Capital Bank.
†	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $739,454 and gross unrealized depreciation of investments was ($2,047,840), resulting in net unrealized depreciation of ($1,308,386).

3	StoneCastle Financial Corp.	See notes to Schedule of Investments

Notes to Schedule of Investments (unaudited)

Investment Valuation–The most significant estimates made in the preparation of the financial statements of StoneCastle Financial Corp. (“SCFC” or the “Company”) are the valuation of equity and debt investments and the effective yield calculation with respect to certain debt securities, as well as the related amounts of unrealized appreciation and depreciation of investments recorded. The Company believes that there is no single definitive method for determining fair value in good faith. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments that SCFC makes. The Company is required to specifically fair value each individual investment on a quarterly basis.

The Company complies with ASC 820-10, Fair Value Measurements and Disclosure, which establishes a three-level valuation hierarchy for disclosure of fair value measurements. ASC 820-10 clarified the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes the following three-tier fair value hierarchy:

• Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

• Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly; and

• Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

To the extent securities owned by the Company are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 of the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by SCFC in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, SCFC’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. SCFC uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

StoneCastle Financial Corp.	4

SCFC will determine fair value of its assets and liabilities in accordance with valuation procedures adopted by its board of directors. The Company may utilize the services of one or more regionally or nationally recognized independent valuation firms to help it determine the value of each investment for which a market price is not available. SCFC’s board will also review valuations of such investments provided by the Advisor. Securities for which market quotations are readily available shall be valued at “market value.” If a market value cannot be obtained or if SCFC’s Advisor determines that the value of a security as so obtained does not represent a fair value as of the measurement date (due to a significant development subsequent to the time its price is determined or otherwise), fair value shall be determined pursuant to the methodologies established by our board of directors. In making these determinations, the Company may engage an independent valuation firm from time to time to assist in determining the fair value of our investments. The methods for valuing these investments may include fundamental analysis, discounts from market prices of similar securities, purchase price of securities, subsequent private transactions in the security or related securities, or discounts applied to the nature and duration of restrictions on the disposition of the securities, as well as a combination of these and other factors.

The Company’s assets measured at fair value subject to the disclosure requirements of ASC 820-10-35 at September 30, 2014, were as follows:

	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL MARKET VALUE AT 09-30-14
Preferred Stock	$11,625,432	$65,335,715	$10,000,000	$86,961,147

Convertible Preferred Stock	—	1,843,781	—	1,843,781

Debt Securities	—	22,631,516	—	22,631,516

Trust Preferred Securities	16,198,674	—	—	16,198,674

Equity Securities	252,262	—	3,502,200	3,754,462

Money Market Fund	6,239,710	—	—	6,239,710

Total Investments in Securities	$34,316,078	$89,811,012	$13,502,200	$137,629,290

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require SCFC to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. For movements between levels within the fair value hierarchy, the Company has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques or market conditions may result in transfers into or out of an assigned level within the disclosure hierarchy. A reconciliation of Level 3 investments is presented on the next page:

5	StoneCastle Financial Corp. |

	PREFERRED STOCK	EQUITY SECURITIES	TOTAL
Balance at December 31, 2013	$5,136,890	$—	$5,136,890
Realized gains including earnings	—	—	—
Unrealized depreciation on investments	—	—	—
Purchases	10,000,000	3,502,200	13,502,200
Sales	—	—	—
Transfers in	—	—	—
Transfers out	(5,136,890)	—	(5,136,890)
Balance at September 30, 2014	$10,000,000	$3,502,200	$13,502,200

For more information with regard to significant accounting policies, see the most recent Company’s annual report filed with the Securities and Exchange Commissions.

| StoneCastle Financial Corp.	6

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StoneCastle Financial Corp.

By (Signature and Title)*	/s/ Joshua S. Siegel
Joshua S. Siegel, Chief Executive Officer
& Chairman of the Board
(principal executive officer)

Date	11/13/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joshua S. Siegel
Joshua S. Siegel, Chief Executive Officer
& Chairman of the Board
(principal executive officer)

Date	11/13/14

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell, Chief Financial Officer
(principal financial officer)

Date	11/13/14

* Print the name and title of each signing officer under his or her signature.